SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Awards Outstanding
Number outstanding (in shares)	10,167,294
Average Remaining Contractual Life	5 years 6 months 3 days
Aggregate Intrinsic Value	$ 204.6
Awards Exercisable
Average Remaining Contractual Life	5 years 3 months 3 days
Number exercisable (in shares)	8,600,038
Aggregate Intrinsic Value	$ 176.9
Share options.
Awards Outstanding
Number outstanding (in shares)	2,895,300	2,895,300
Average Remaining Contractual Life	5 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	2,301,377
Average Remaining Contractual Life	5 years 1 month 24 days
SARs
Awards Outstanding
Number outstanding (in shares)	75,000	75,000
Average Remaining Contractual Life	4 months 24 days
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	4 months 24 days
RSUs
Awards Outstanding
Number outstanding (in shares)	7,025,015	11,939,720
Average Remaining Contractual Life	5 years 6 months 21 days
Aggregate Intrinsic Value	$ 199.7
Awards Exercisable
Number exercisable (in shares)	6,223,661
Average Remaining Contractual Life	5 years 4 months 9 days
Aggregate Intrinsic Value	$ 176.9
RSUs | Self-Driving Group 2021 Equity Incentive Plan
Awards Outstanding
Number outstanding (in shares)		2,103,533
Number outstanding (in shares)	2,075,533
Average Remaining Contractual Life	7 years 1 month 24 days
Awards Exercisable
Number exercisable (in shares)	1,834,496
Average Remaining Contractual Life	7 years 1 month 17 days
PSUs
Awards Outstanding
Number outstanding (in shares)	171,979	171,979
Average Remaining Contractual Life	7 years 3 months 25 days
Aggregate Intrinsic Value	$ 4.9
Synthetic Options And Business Units Equity Awards
Awards Outstanding
Number outstanding (in shares)	5,314,746	4,067,306
Average Remaining Contractual Life	7 years 11 months 23 days
Awards Exercisable
Number exercisable (in shares)	2,664,501
Average Remaining Contractual Life	6 years 9 months 18 days
$36.62 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 36.62
Awards Outstanding
Number outstanding (in shares)	1,068,554
Average Remaining Contractual Life	5 years 7 months 2 days
Awards Exercisable
Number exercisable (in shares)	734,631
Average Remaining Contractual Life	5 years 7 months 2 days
$40.00 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40.00
Awards Outstanding
Number outstanding (in shares)	1,176,746
Average Remaining Contractual Life	4 years 1 month 17 days
Awards Exercisable
Number exercisable (in shares)	1,176,746
Average Remaining Contractual Life	4 years 1 month 17 days
$64.79 | Share options.
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 64.79
Awards Outstanding
Number outstanding (in shares)	650,000
Average Remaining Contractual Life	7 years 4 months 20 days
Awards Exercisable
Number exercisable (in shares)	390,000
Average Remaining Contractual Life	7 years 4 months 20 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	75,000
Average Remaining Contractual Life	4 months 24 days
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	4 months 24 days